LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Office Leases Commitment - short term
Remainder of 2023	¥ 2,343,837	$ 339,770
2024	2,222,504	322,182
Total lease payments	4,566,341	661,952
Less: imputed interest	(108,100)	(15,671)
Present value of lease liabilities	4,458,241	646,281	¥ 6,077,409
Operating lease liabilities - current	3,705,420	537,150	3,892,774
Operating lease liabilities - non-current	¥ 752,821	$ 109,131	¥ 2,184,635